SIGNIFICANT ACCOUNTING POLICIES - Related parties concentration of credit risk (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
Concentration of credit risk
Amounts due from related parties	¥ 138,614	¥ 295,614	$ 20,097
Concentration credit risk | Related parties concentration risk | Major Customers
Concentration of credit risk
Amounts due from related parties	¥ 117,944	¥ 286,341
Concentration risk, percentage	81.40%	96.90%
Concentration credit risk | Related parties concentration risk | Company C
Concentration of credit risk
Amounts due from related parties	¥ 117,944	¥ 286,341
Concentration risk, percentage	81.40%	96.90%